Commitments and Contingencies (Details) - Schedule of plans and related expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Details) - Schedule of plans and related expenses [Line Items]
Year expense	S/ 552	S/ 433	S/ 547
Rioja [Member]
Commitments and Contingencies (Details) - Schedule of plans and related expenses [Line Items]
Resource	Limestone
Resolution Number	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM
Year of approval	2014
Program approved	EIS
Year expense	S/ 315	244	345
Tembladera [Member]
Commitments and Contingencies (Details) - Schedule of plans and related expenses [Line Items]
Resource	Limestone
Resolution Number	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI
Year of approval	2018
Program approved	EAMP
Year expense	S/ 237	S/ 189	S/ 202